N-2	6 Months Ended
Jun. 30, 2024 shares
Prospectus [Line Items]
Document Period End Date	Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001585855
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	The Gabelli Global Small and Mid Cap Value Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective (Unaudited)

The Gabelli Global Small and Mid Cap Value Trust is a diversified, closed-end management investment company whose primary investment objective is long term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of companies with small or medium sized market capitalizations (“small-cap” and “mid-cap” companies, respectively), and, under normal market conditions, will invest at least 40% of its total assets in the equity securities of companies located outside the United States and in at least three countries.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund repurchased and retired 106,126 and 369,039 common shares, at an investment of $1,241,085 and $4,078,983, respectively, and at average discounts of 16.86% and 17.64%, respectively, from its net asset value.

Transactions in shares of common stock were as follows:

	Six Months Ended
	June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount

Net decrease from repurchase of common shares	(106,126)	$(1,241,085)	(369,039)	$(4,078,983)

The Fund has an effective shelf registration which authorizes the offering of $100 million of common shares or preferred shares, expiring August 13, 2024.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On November 1, 2021, the Fund issued 4,000,000 shares of Series B 4.00% Cumulative Preferred Shares (the Series B Preferred) receiving $39,875,000 after the deduction of offering expenses of $125,000. The Series B Preferred has a liquidation value of $10 per share and per approval of the Board, effective May 17, 2023 the dividend rate on the Series B Preferred increased to 5.20% annually. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025.

On September 26, 2022, 800,000 Series B Preferred were put back to the Fund at their liquidation preference of $10 per share plus accrued and unpaid dividends. On September 26, 2023, 1,600,000 Series Preferred were put back to the Fund at the liquidation preference of $10 per share plus accrued and unpaid dividends. The Series B Preferred is callable at the Fund’s option at any time commencing on September 26, 2024. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025. At June 30, 2024, 1,600,000 shares of Series B Preferred were outstanding and accrued dividends amounted to $16,178.

On February 28, 2022, the Fund redeemed all of the Series A Preferred at the redemption price of $25.24600694 which consisted of the $25.00 per share liquidation preference and $0.24600694 per share representing accumulated but unpaid dividends and distributions to the redemption date.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	8,282,314
Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

On September 26, 2022, 800,000 Series B Preferred were put back to the Fund at their liquidation preference of $10 per share plus accrued and unpaid dividends. On September 26, 2023, 1,600,000 Series Preferred were put back to the Fund at the liquidation preference of $10 per share plus accrued and unpaid dividends. The Series B Preferred is callable at the Fund’s option at any time commencing on September 26, 2024. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025. At June 30, 2024, 1,600,000 shares of Series B Preferred were outstanding and accrued dividends amounted to $16,178.

On February 28, 2022, the Fund redeemed all of the Series A Preferred at the redemption price of $25.24600694 which consisted of the $25.00 per share liquidation preference and $0.24600694 per share representing accumulated but unpaid dividends and distributions to the redemption date.